ACQUISITIONS (Details)			1 Months Ended		12 Months Ended
	Aug. 25, 2014 USD ($) item	Aug. 30, 2013 USD ($) shares	Jul. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
ACQUISITIONS
Number of loans held under MSR portfolio | item					973	976
Unpaid principal amount on servicing assets					$ 4,900,000,000	$ 4,100,000,000
MSRs acquired in asset acquisition						1,259,000
Determination of gain on acquisition
Gain on acquisition							$ 4,438,000
ACRE Capital
ACQUISITIONS
Total consideration paid		$ 60,900,000	$ 325,000	$ 500,000
Cash as consideration for the acquisition		$ 53,400,000
Number of shares of common stock issued as consideration for the acquisition | shares		588,235
Decrease in gain on acquisition					$ 0	$ 0
ACRE Capital | Freddie Mac Program Plus license
ACQUISITIONS
Number of loans held under MSR portfolio | item	46
Unpaid principal amount on servicing assets	$ 370,600,000
Total consideration paid	2,200,000
MSRs acquired in asset acquisition	1,300,000
Remaining purchase price allocated to indefinite-lived intangible asset	$ 941,000